Schedule of Expected Credit Losses on Trade Receivables (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
ECL allowance	$ 169,148	$ 138,000
Current [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date		$ 1,937,078
Expected loss rate	2.64%	0.75%
ECL allowance	$ 80,557	$ 14,520
Balance as at reporting date	$ 3,053,569	1,937,078
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date		$ 704,576
Expected loss rate	3.97%	2.27%
ECL allowance	$ 17,577	$ 15,995
Balance as at reporting date	$ 442,745	704,576
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date		$ 1,047,911
Expected loss rate	4.86%	4.86%
ECL allowance	$ 13,511	$ 50,935
Balance as at reporting date	$ 277,998	1,047,911
Later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date		$ 918,534
Expected loss rate	8.16%	6.16%
ECL allowance	$ 57,503	$ 56,550
Balance as at reporting date	$ 704,695	918,536
Total [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date		$ 4,608,099
Expected loss rate
ECL allowance	$ 169,148	$ 138,000
Balance as at reporting date	$ 4,479,007	$ 4,608,101